CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss)		$ 718,199	$ 97,459	$ (6,938)
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Capital provision income		(1,341,923)	(319,108)	(194,554)
(Income)/loss on marketable securities		(5,599)	10,736	1,567
Other income		(4,392)	759	(6,320)
Share-based compensation		8,747	7,782	8,823
Amortization and depreciation of debt issuance costs and property and equipment		5,525	4,362	3,193
Deferred tax (benefit)/expense		5,863	9,356	11,613
Other		(13,149)	13,629	3,920
Changes in operating assets and liabilities:
Proceeds from capital provision assets		559,362	387,786	396,415
(Funding) of capital provision assets		(682,027)	(727,298)	(672,931)
Net proceeds/(funding) of marketable securities		34,471	27,866	(160,360)
Net proceeds/(funding) from financial liabilities at fair value through profit or loss			3,333
Proceeds from other income		7,875	3,186	3,974
Proceeds from break fee income		650
(Increase)/decrease in other assets		(3,613)	(5,511)	1,369
Increase/(decrease) in other liabilities		156,338	19,088	25,097
Net increase/(decrease) on financial liability to third-party investment		278,991	471	(232)
Net cash provided/(used) by operating activities		(274,682)	(466,104)	(585,364)
Cash flows from investing activities:
Purchases of property and equipment		(3,212)	(407)	(285)
Net cash provided/(used) by investing activities		(3,212)	(407)	(285)
Cash flows from financing activities:
Issuance of debt, net of original issue discount		394,464	357,271	400,000
Debt issuance costs		(8,461)	(7,912)	(8,742)
Redemption of debt		(129,970)	(79,911)	(33,929)
Dividends paid on ordinary shares		(27,499)	(27,665)	(41,050)
Payments for treasury share purchases		(3,759)	(3,749)
Acquisition of ordinary shares to meet share-based payment obligations			(4,291)	(3,686)
Third-party net capital contribution/(distribution)		164,759	165,388	132,236
Net cash provided/(used) by financing activities		389,534	399,131	444,829
Net increase/(decrease) in cash and cash equivalents		111,640	(67,380)	(140,820)
Cash and cash equivalents at beginning of period		107,658	180,255	322,085
Effect of exchange rate changes on cash and cash equivalents		1,251	(5,217)	(1,010)
Cash and cash equivalents at end of period		220,549	107,658	180,255
Supplemental disclosure
Cash received from interest and dividend income		6,438	3,462	3,706
Cash paid for debt interest		(77,210)	(70,781)	(51,270)
Cash received from income tax refund		729	1,199
Cash paid for income taxes		$ (14,050)	$ (1,840)	(1,305)
Assets received in-kind	[1]			3,290
Contributions paid in-kind	[1]			1,034
Other Limited Partners
Supplemental disclosure
Contributions paid in-kind				$ 2,300

[1]	A consolidated entity, in which Burford had a limited partner interest, liquidated during the year ended December 31, 2021 and distributed in-kind a capital provision asset of $3.3 million, which is held directly by Burford ($1.0 million) and other limited partners ($2.3 million) of the liquidated entity.